See accompanying notes which are an integral part of this financial statement.

See accompanying notes which are an integral part of this financial statement.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21070

Runkel Funds, Inc.
(Exact name of registrant as specified in charter)

903 Chevy Street, Belmont, CA 94002
(Address of principal executive offices) (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 06/30/05

Date of reporting period: 9/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Runkel Value Fund
Schedule of Investments
September 30, 2005
(Unaudited)

Common Stocks - 92.57%	**Shares**	**Value**
Beverages - 4.59%		
Coca Cola Co.	1,900	$ 82,061
Cable & Other Pay Television Services - 9.01%		
Comcast Corp. Class A (a)	1,035	30,408
Comcast Corp. (a)	2,000	57,560
Liberty Media Corp. - Class A (a)	9,074	73,046
		161,014
Converted Paper & Paperboard Products - 2.46%		
3M Co.	600	44,016
Federal & Federally - Sponsored Credit Agencies - 0.95%		
Federal Home Loan Mortgage (Freddie Mac)	300	16,938
Finance Services - 13.99%		
American Express Co.	2,275	130,676
First Data Corp.	1,500	60,000
Morgan Stanley	1,100	59,334
		250,010
Fire, Marine & Casualty Insurance - 6.12%		
SAFECO Corp.	2,050	109,429
Food & Kindred Products - 4.13%		
Kraft Foods, Inc.	2,415	73,875
National Commercial Banks - 4.71%		
Citigroup, Inc.	1,850	84,212
Newspapers: Publishing or Publishing & Printing - 3.85%		
Gannett Company, Inc.	1,000	68,830
Refuse Systems - 3.76%		
Waste Management, Inc.	2,350	67,233
Retail - Eating Places - 4.31%		
McDonald's Corp.	2,300	77,027
Retail - Lumber & Other Building Materials Dealers - 5.12%		
Home Depot, Inc.	2,400	91,536
Retail - Variety Stores - 5.31%		
Costco Wholesale Corp.	2,200	94,798

Runkel Value Fund
Schedule of Investments
September 30, 2005
(Unaudited)

Common Stocks - 92.57%	**Shares**	**Value**
Beverages - 4.59%		
Coca Cola Co.	1,900	$ 82,061
Cable & Other Pay Television Services - 9.01%		
Comcast Corp. Class A (a)	1,035	30,408
Comcast Corp. (a)	2,000	57,560
Liberty Media Corp. - Class A (a)	9,074	73,046
		161,014
Converted Paper & Paperboard Products - 2.46%		
3M Co.	600	44,016
Federal & Federally - Sponsored Credit Agencies - 0.95%		
Federal Home Loan Mortgage (Freddie Mac)	300	16,938
Finance Services - 13.99%		
American Express Co.	2,275	130,676
First Data Corp.	1,500	60,000
Morgan Stanley	1,100	59,334
		250,010
Fire, Marine & Casualty Insurance - 6.12%		
SAFECO Corp.	2,050	109,429
Food & Kindred Products - 4.13%		
Kraft Foods, Inc.	2,415	73,875
National Commercial Banks - 4.71%		
Citigroup, Inc.	1,850	84,212
Newspapers: Publishing or Publishing & Printing - 3.85%		
Gannett Company, Inc.	1,000	68,830
Refuse Systems - 3.76%		
Waste Management, Inc.	2,350	67,233
Retail - Eating Places - 4.31%		
McDonald's Corp.	2,300	77,027
Retail - Lumber & Other Building Materials Dealers - 5.12%		
Home Depot, Inc.	2,400	91,536
Retail - Variety Stores - 5.31%		
Costco Wholesale Corp.	2,200	94,798

Related Footnotes

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser.

Other- Security transactions are recorded on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a- 3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Runkel Funds, Inc.

By /s/ Thomas J. Runkel

* Thomas J. Runkel, President

Date____November 15, 2005____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Thomas J. Runkel

* Thomas J. Runkel, President

Date__November 15, 2005____

By /s/ Thomas J. Runkel

* Thomas J. Runkel, Treasurer

Date____/s/ Thomas J. Runkel______________________________________